Derivative financial instruments and hedging activities - Reconciliation of Components of Equity by Hedging Designation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Balance at the end of the year, Cash Flow Hedges Reserve	$ (1,073)	$ (694)
Net investment hedges [member] | Foreign currency translation reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	126	(3)
Balance at the end of the year, Foreign currency translation reserves	4,632	4,221	$ 4,147
Net investment hedges [member] | Foreign currency translation reserve [member] | Foreign exchange denominated debt [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(410)	(50)
Net investment hedges [member] | Foreign currency translation reserve [member] | Forward Foreign Exchange Contracts [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(125)	57
Net investment hedges [member] | Foreign currency translation reserve [member] | Foreign currency translation differences for foreign operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	813	66
Net investment hedges [member] | Foreign currency translation reserve [member] | Reclassification of losses (gains) on foreign currency translation to income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(21)	2
Net investment hedges [member] | Foreign currency translation reserve [member] | Reclassification of losses (gains) on net investment hedging activities to income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	28	2
Cash flow hedges [member] | Cash flow hedge reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	383	250
Balance at the end of the year, Cash Flow Hedges Reserve	(1,079)	(6)	$ 688
Cash flow hedges [member] | Cash flow hedge reserve [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	(1,595)	(683)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	115	(185)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	(77)	108
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	277	24
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(119)	104
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	53	(93)
Cash flow hedges [member] | Cash flow hedge reserve [member] | De-designated hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	$ (110)	$ (219)